Average Annual Total Returns - Genter Dividend Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.19%	12.96%	11.73%
MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.68%	11.13%	10.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Genter Dividend Income Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.34%	12.01%	10.75%
Genter Dividend Income Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.02%	10.63%	9.14%
Genter Dividend Income Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.56%	9.36%	8.39%

[1]	The S&P 500 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund. The S&P 500 Index is a market-cap-weighted index that includes 500 of the top companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.